[LINCOLN FINANCIAL GROUP(R) LOGO]


                                                               LAW DEPARTMENT
                                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                                    1300 SOUTH CLINTON STREET
                                                    FORT WAYNE, INDIANA 46802

                                                            MARY JO ARDINGTON
                                                    ASSOCIATE GENERAL COUNSEL
                                                          Phone: 260-455-3917
                                                     MaryJo.Ardington@LFG.com

VIA EDGAR

April 2, 2013

Securities and Exchange Commission
100 F Street NE

Washington, D.C.  20549

RE:      POST-EFFECTIVE AMENDMENT NO. 6 TO THE REGISTRATION STATEMENT
         ON FORM N-4 FOR LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
         THE LINCOLN NATIONAL LIFE INSURANCE COMPANY (FILE NO. 333-175888)

Commissioners:

On behalf of The Lincoln National Life Insurance Company (the "Company") and Lincoln National Variable Annuity Account H (the "Account"), we are transmitting for filing under Rule 485(a)(1) of the Securities Act of 1933 (the "1933 Act") Post-Effective Amendment No. 6 to the Account's Registration Statement on Form N-4 under the 1933 Act and Amendment No. 330 to the Registration Statement under the Investment Company Act of 1940 (the "Amendment").

The Amendment is being filed to (a) limit the amount of cumulative purchase payments for contracts with living benefit riders, (b) adjust the withdrawal and/or benefit percentages under certain living benefit riders, and (c) close the LINCOLN SMARTSECURITY(R) Advantage rider to new sales.

If you have any questions or comments on the Amendment, please contact me at
(860) 466-1222.

Sincerely,

/s/ Mary Jo Ardington

Mary Jo Ardington
Associate General Counsel